Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS/A
Amendment Flag	false
Registrant Name	The Jensen Quality Growth Fund Inc.
Entity Central Index Key	0000887215
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Class J
Shareholder Report [Line Items]
Fund Name	Jensen Quality Growth Fund
Class Name	Class J
Trading Symbol	JENSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Jensen Quality Growth Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144
Additional Information Phone Number	1-800-992-4144
Additional Information Website	https://www.jenseninvestment.com/reg-docs/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$43	0.82%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
For the six-month period ended November 30, 2024, relative performance for the Jensen Quality Growth Fund was aided by overweight positions in the Information Technology and Industrials sectors and an underweight in the Energy sector. Stock selection benefited relative Fund performance in the Materials, Industrials and Health Care sectors. Relative performance was hindered by the Fund’s underweight positions in the Financials, Consumer Discretionary and Real Estate sectors and overweight positions in the Consumer Staples and Health Care sectors. Stock selection detracted from relative performance in the Consumer Discretionary, Consumer Staples, Financials, Information Technology and Communication Services sectors.
During the period, the Fund continued its high allocation to high-quality companies, defined as those rated A+, A and A- by the S&P Earnings and Dividend Quality Rankings. The Fund’s allocation to these highest-quality companies averaged 54.14% of Fund assets compared to 32.12% of the S&P 500 Index. This significant overweight to quality detracted from the Fund’s relative returns during the period, which we believe were driven by increased investor risk appetite following the reductions to the federal funds rate.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class J	17.09	12.11	12.26
S&P 500 TR	33.89	15.77	13.35

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
Net Assets	$ 8,710,153,553
Holdings Count | $ / shares	27
Advisory Fees Paid, Amount	$ 22,052,194
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$8,710,153,553
Number of Holdings	27
Net Advisory Fee	$22,052,194
Portfolio Turnover	5%

Holdings [Text Block]

Top 10 Issuers	(%)
Apple, Inc.	7.6%
Microsoft Corp.	7.4%
Accenture PLC	7.3%
Marsh & McLennan Cos., Inc.	6.4%
Stryker Corp.	6.0%
Intuit, Inc.	5.6%
Alphabet, Inc.	5.5%
Mastercard, Inc.	4.5%
Automatic Data Processing, Inc.	4.4%
UnitedHealth Group, Inc.	3.9%

Updated Prospectus Web Address	https://www.jenseninvestment.com/reg-docs/
Class I
Shareholder Report [Line Items]
Fund Name	Jensen Quality Growth Fund
Class Name	Class I
Trading Symbol	JENIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Jensen Quality Growth Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144
Additional Information Phone Number	1-800-992-4144
Additional Information Website	https://www.jenseninvestment.com/reg-docs/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.59%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
For the six-month period ended November 30, 2024, relative performance for the Jensen Quality Growth Fund was aided by overweight positions in the Information Technology and Industrials sectors and an underweight in the Energy sector. Stock selection benefited relative Fund performance in the Materials, Industrials and Health Care sectors. Relative performance was hindered by the Fund’s underweight positions in the Financials, Consumer Discretionary and Real Estate sectors and overweight positions in the Consumer Staples and Health Care sectors. Stock selection detracted from relative performance in the Consumer Discretionary, Consumer Staples, Financials, Information Technology and Communication Services sectors.
During the period, the Fund continued its high allocation to high-quality companies, defined as those rated A+, A and A- by the S&P Earnings and Dividend Quality Rankings. The Fund’s allocation to these highest-quality companies averaged 54.14% of Fund assets compared to 32.12% of the S&P 500 Index. This significant overweight to quality detracted from the Fund’s relative returns during the period, which we believe were driven by increased investor risk appetite following the reductions to the federal funds rate.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I	17.36	12.35	12.52
S&P 500 TR	33.89	15.77	13.35

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
Net Assets	$ 8,710,153,553
Holdings Count | $ / shares	27
Advisory Fees Paid, Amount	$ 22,052,194
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$8,710,153,553
Number of Holdings	27
Net Advisory Fee	$22,052,194
Portfolio Turnover	5%

Holdings [Text Block]

Top 10 Issuers	(%)
Apple, Inc.	7.6%
Microsoft Corp.	7.4%
Accenture PLC	7.3%
Marsh & McLennan Cos., Inc.	6.4%
Stryker Corp.	6.0%
Intuit, Inc.	5.6%
Alphabet, Inc.	5.5%
Mastercard, Inc.	4.5%
Automatic Data Processing, Inc.	4.4%
UnitedHealth Group, Inc.	3.9%

Updated Prospectus Web Address	https://www.jenseninvestment.com/reg-docs/
Class R
Shareholder Report [Line Items]
Fund Name	Jensen Quality Growth Fund
Class Name	Class R
Trading Symbol	JENRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Jensen Quality Growth Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144
Additional Information Phone Number	1-800-992-4144
Additional Information Website	https://www.jenseninvestment.com/reg-docs/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$65	1.23%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
For the six-month period ended November 30, 2024, relative performance for the Jensen Quality Growth Fund was aided by overweight positions in the Information Technology and Industrials sectors and an underweight in the Energy sector. Stock selection benefited relative Fund performance in the Materials, Industrials and Health Care sectors. Relative performance was hindered by the Fund’s underweight positions in the Financials, Consumer Discretionary and Real Estate sectors and overweight positions in the Consumer Staples and Health Care sectors. Stock selection detracted from relative performance in the Consumer Discretionary, Consumer Staples, Financials, Information Technology and Communication Services sectors.
During the period, the Fund continued its high allocation to high-quality companies, defined as those rated A+, A and A- by the S&P Earnings and Dividend Quality Rankings. The Fund’s allocation to these highest-quality companies averaged 54.14% of Fund assets compared to 32.12% of the S&P 500 Index. This significant overweight to quality detracted from the Fund’s relative returns during the period, which we believe were driven by increased investor risk appetite following the reductions to the federal funds rate.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class R	16.55	11.58	11.79
S&P 500 TR	33.89	15.77	13.35

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
Net Assets	$ 8,710,153,553
Holdings Count | $ / shares	27
Advisory Fees Paid, Amount	$ 22,052,194
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$8,710,153,553
Number of Holdings	27
Net Advisory Fee	$22,052,194
Portfolio Turnover	5%

Holdings [Text Block]

Top 10 Issuers	(%)
Apple, Inc.	7.6%
Microsoft Corp.	7.4%
Accenture PLC	7.3%
Marsh & McLennan Cos., Inc.	6.4%
Stryker Corp.	6.0%
Intuit, Inc.	5.6%
Alphabet, Inc.	5.5%
Mastercard, Inc.	4.5%
Automatic Data Processing, Inc.	4.4%
UnitedHealth Group, Inc.	3.9%

Updated Prospectus Web Address	https://www.jenseninvestment.com/reg-docs/
Class Y
Shareholder Report [Line Items]
Fund Name	Jensen Quality Growth Fund
Class Name	Class Y
Trading Symbol	JENYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Jensen Quality Growth Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144
Additional Information Phone Number	1-800-992-4144
Additional Information Website	https://www.jenseninvestment.com/reg-docs/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$28	0.53%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
For the six-month period ended November 30, 2024, relative performance for the Jensen Quality Growth Fund was aided by overweight positions in the Information Technology and Industrials sectors and an underweight in the Energy sector. Stock selection benefited relative Fund performance in the Materials, Industrials and Health Care sectors. Relative performance was hindered by the Fund’s underweight positions in the Financials, Consumer Discretionary and Real Estate sectors and overweight positions in the Consumer Staples and Health Care sectors. Stock selection detracted from relative performance in the Consumer Discretionary, Consumer Staples, Financials, Information Technology and Communication Services sectors.
During the period, the Fund continued its high allocation to high-quality companies, defined as those rated A+, A and A- by the S&P Earnings and Dividend Quality Rankings. The Fund’s allocation to these highest-quality companies averaged 54.14% of Fund assets compared to 32.12% of the S&P 500 Index. This significant overweight to quality detracted from the Fund’s relative returns during the period, which we believe were driven by increased investor risk appetite following the reductions to the federal funds rate.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/30/2016)
Class Y	17.43	12.44	13.89
S&P 500 TR	33.89	15.77	15.35

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
Net Assets	$ 8,710,153,553
Holdings Count | $ / shares	27
Advisory Fees Paid, Amount	$ 22,052,194
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$8,710,153,553
Number of Holdings	27
Net Advisory Fee	$22,052,194
Portfolio Turnover	5%

Holdings [Text Block]

Top 10 Issuers	(%)
Apple, Inc.	7.6%
Microsoft Corp.	7.4%
Accenture PLC	7.3%
Marsh & McLennan Cos., Inc.	6.4%
Stryker Corp.	6.0%
Intuit, Inc.	5.6%
Alphabet, Inc.	5.5%
Mastercard, Inc.	4.5%
Automatic Data Processing, Inc.	4.4%
UnitedHealth Group, Inc.	3.9%

Updated Prospectus Web Address	https://www.jenseninvestment.com/reg-docs/